DEPOSIT (Details) (USD $)	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Feb. 08, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
DEPOSIT [Abstract]
Good faith deposit for acquisition		$ (25,000)			$ (40,000)	$ (40,000)	$ (65,000)
License rights fee	25,000
Amount of cash deposit needed to complete closing of business acquisition					$ 5,000,000	$ 5,000,000